Description of Organization, Business Operations and Going Concern (Details) - USD ($)			1 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Aug. 15, 2023	Feb. 14, 2023	Feb. 14, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Incorporated period						Mar. 11, 2022
Sale of units (in Shares)						54,000
Gross proceeds					$ 5,653,750
Transaction costs				$ 412		$ 412
Fair market value, percentage					80.00%
Per public share (in Dollars per share)					$ 1.28	$ 10.25
Net tangible assets					$ 5,000,001	$ 5,000,001
Public shares percentage						15.00%
Deposit amount						$ 379,500
Deposit price per share (in Dollars per share)						$ 0.033
Redeem outstanding percentage						100.00%
Net of taxes payable						$ 100,000
Working capital loans					$ 1,500,000	1,500,000
Redemption right, percentage					15.00%
Redemption, percentage					100.00%
Distribution price per share (in Dollars per share)					$ 10
Cash					$ 68,282	88,277
Working capital deficit					271,121	$ 352,489
Shares amount					$ (8,000,000)
Percentage of exchange consideration					3.00%
Redemption Payments					$ 5,000,000
Purchase percentage					9.90%
Agreed price per share (in Dollars per share)	$ 10
Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Fair market value, percentage						80.00%
Net tangible assets						$ 5,000,001
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)			11,500,000		565,375
Price per share (in Dollars per share)		$ 10.25	$ 10.25		$ 10.25	$ 10
Net proceeds			$ 117,875,000
Cash underwriting fees					$ 1,265,000	$ 1,265,000
Deferred underwriting fees					5,610,317	3,450,000
Other offering costs					895,317	$ 895,317
Per public share (in Dollars per share)						$ 10.25
Transaction costs					5,610,317
Deferred underwriting fees					$ 3,450,000
Offering price per share (in Dollars per share)
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)						54,000
Offering price per share (in Dollars per share)
Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)					54,000	565,375
Price per share (in Dollars per share)					$ 10	$ 10
Gross proceeds					$ 5,653,750	$ 5,653,750
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)			1		1
Redeemable warrant (in Shares)		1	1
Exercise price per share (in Dollars per share)					$ 11.5
Shares amount					$ (96,000,000)
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)					103,500	103,500
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds			$ 115,000,000
Sale of units (in Shares)			1,500,000
Subsequent Event [Member] | IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)		11,500,000
Sale of units (in Shares)		11,500,000
Price per share (in Dollars per share)		$ 10.25	$ 10.25
Net proceeds		$ 117,875,000
Transaction costs		5,610,317
Cash underwriting fees		1,265,000
Deferred underwriting fees		3,450,000	$ 3,450,000
Other offering costs		895,317	$ 895,317
Subsequent Event [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds		$ 115,000,000
Subsequent Event [Member] | Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)		565,375
Price per share (in Dollars per share)		$ 10	$ 10
Gross proceeds		$ 5,653,750
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares issued (in Shares)		1,500,000
Sale of units (in Shares)		1,500,000
Mehana Capital L L C [Member] | Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of units (in Shares)					565,375
Gross proceeds					$ 5,653,750
Post-combination Business [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Outstanding voting securities						50.00%
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Outstanding voting securities					50.00%
Net tangible assets					$ 5,000,001
Public price per share (in Dollars per share)					$ 10.25
Business Combination [Member] | IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.033
Deposit amount					$ 379,500
Net of taxes payable					$ 100,000